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                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND
                                  (THE "FUNDS")

                      Supplement Dated May 30, 2003 to the
                         Prospectus dated August 1, 2002

The following information supplements the disclosure on Pages 9 and 10 of the Prospectus for each of the Funds under the section "Policies and Strategies":

Each Fund:

o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments



INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE